Matthews Emerging Markets Sustainable Future FundSeptember 30, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.2%
	Shares	Value
China/Hong Kong: 30.0%
Meituan Class Bb,c,d	727,400	$9,717,168
Legend Biotech Corp. ADR[c]	249,374	8,132,086
Alibaba Group Holding, Ltd.	341,600	7,639,582
JD Health International, Inc.[b,c,d]	869,000	7,399,534
Contemporary Amperex Technology Co., Ltd. A Shares	119,400	6,762,369
Full Truck Alliance Co., Ltd. ADR	413,043	5,357,168
Hong Kong Exchanges & Clearing, Ltd.	83,400	4,734,664
Zhihu, Inc. ADR[c]	591,564	2,999,230
Lam Research Corp.	19,354	2,591,501
Silergy Corp.	209,000	1,779,971
BYD Co., Ltd. H Shares	122,500	1,731,498
Flat Glass Group Co., Ltd. H Shares	1,156,000	1,688,568
Medlive Technology Co., Ltd.[b,d]	946,000	1,586,502
NARI Technology Co., Ltd. A Shares	481,420	1,553,465
DiDi Global, Inc. ADR[c]	228,879	1,423,627
Kanzhun, Ltd. ADR[c]	8,868	207,157
Total China/Hong Kong		65,304,090

Taiwan: 17.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	462,000	20,068,276
Elite Material Co., Ltd.	156,000	6,313,512
AURAS Technology Co., Ltd.	140,000	3,890,742
M31 Technology Corp.	204,006	3,068,961
Andes Technology Corp.[c]	250,000	2,535,225
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,823	1,626,306
Poya International Co., Ltd.	35,797	551,519
Airtac International Group	17,000	422,245
Total Taiwan		38,476,786

India: 17.4%
Bandhan Bank, Ltd.[b,d]	7,020,371	12,833,960
Swiggy, Ltd.[c]	1,213,344	5,775,576
Indus Towers, Ltd.[c]	1,326,802	5,122,941
Inox Wind, Ltd.[c]	2,090,819	3,301,005
Mahindra & Mahindra, Ltd.	76,781	2,963,334
Phoenix Mills, Ltd.	154,902	2,711,739
Shriram Finance, Ltd.	283,197	1,963,646
HDFC Asset Management Co., Ltd.[b,d]	25,990	1,619,172
NTPC Green Energy, Ltd.[c]	1,204,269	1,319,700
UNO Minda, Ltd.	16,944	247,968
Marico, Ltd.	13,113	103,053
Total India		37,962,094

South Korea: 12.9%
Samsung Electronics Co., Ltd.	149,087	8,937,815
Eugene Technology Co., Ltd.	110,161	5,501,114
HD Hyundai Electric Co., Ltd.	13,139	5,464,998
SK Square Co., Ltd.[c]	31,551	4,544,598
Industrial Bank of Korea	167,590	2,325,311
Samsung SDI Co., Ltd.	9,523	1,393,865
Total South Korea		28,167,701

Brazil: 5.9%
YDUQS Participacoes SA	2,213,800	5,374,099
B3 SA - Brasil Bolsa Balcao	1,417,500	3,568,885

	Shares	Value
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	84,300	$2,093,462
NU Holdings, Ltd. Class Ac	112,676	1,803,943
Total Brazil		12,840,389

Poland: 2.8%
InPost SAc	492,378	6,061,984
Total Poland		6,061,984

United States: 2.4%
Micron Technology, Inc.	31,544	5,277,942
Total United States		5,277,942

Turkey: 2.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,018,053	2,392,137
Akbank TAS	1,468,603	2,219,320
Total Turkey		4,611,457

Romania: 1.9%
Banca Transilvania SA	637,261	4,133,794
Total Romania		4,133,794

Greece: 1.7%
Piraeus Financial Holdings SA	450,991	3,830,817
Total Greece		3,830,817

Vietnam: 1.3%
Nam Long Investment Corp.	1,810,239	2,757,206
Total Vietnam		2,757,206

Indonesia: 0.8%
PT Bank Rakyat Indonesia Persero Tbk	7,153,300	1,676,608
Total Indonesia		1,676,608

Jordan: 0.6%
Hikma Pharmaceuticals PLC	57,381	1,317,240
Total Jordan		1,317,240

Bangladesh: 0.5%
BRAC Bank PLC	1,767,798	1,009,548
Total Bangladesh		1,009,548

Philippines: 0.4%
Security Bank Corp.	743,740	912,423
Total Philippines		912,423

Argentina: 0.4%
Grupo Financiero Galicia SA ADR	29,138	803,043
Total Argentina		803,043

Kazakhstan: 0.1%
Kaspi.KZ JSC ADR	2,472	201,913
Total Kazakhstan		201,913
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Matthews Emerging Markets Sustainable Future FundSeptember 30, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Chile: 0.1%
Aguas Andinas SA Class A	449,444	$170,707
Total Chile		170,707

South Africa: 0.1%
Nedbank Group, Ltd.	13,746	169,935
Total South Africa		169,935

Saudi Arabia: 0.1%
Saudi Tadawul Group Holding Co.	2,390	131,284
Total Saudi Arabia		131,284

TOTAL COMMON EQUITIES		215,816,961
(Cost $181,816,014)
PREFERRED EQUITIES: 1.0%
South Korea: 1.0%
Samsung SDI Co., Ltd., Pfd.	24,048	2,219,613
Total South Korea		2,219,613

TOTAL PREFERRED EQUITIES		2,219,613
(Cost $3,916,793)

Total Investments: 100.2%		218,036,574
(Cost $185,732,807)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.2%)		(337,636)
Net Assets: 100.0%		$217,698,938

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
September 30, 2025, the aggregate value is $33,156,336, which is 15.23% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
JSC	Joint Stock Co.
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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